NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

CERTNAS
001-35017

P. William Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

December 17, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 17, 2010 The Nasdaq Stock Market (the "Exchange") received from Longhai Steel, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of two shares of Common Stock and one
warrant to purchase one share of Common Stock
(expiring 50 days after the offering)

Warrants to Purchase Common Stock (commencing 50 days following the offering)

Common Stock, $0.001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery